As filed with the Securities and Exchange Commission on April 9, 2010
Registration No. 33-13954
811-5141

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                          ☐
Post-Effective Amendment No. 80       ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       ☐
Amendment No. 81       ☑
(Check appropriate box or boxes)
Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(949) 219-6767
Robin S. Yonis
Vice President and General Counsel
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on April 28, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 80 to the Registration Statement for Pacific Select Fund (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 79. PEA No. 79 was filed pursuant to Rule 485(a)(1) on February 9, 2010 for purposes of changing the managers of the Dividend Growth (formerly called Diversified Research), Floating Rate Loan and Small-Cap Equity Portfolios and to comply with new Form N-1A requirements. PEA No. 79 was scheduled to become effective on April 10, 2010. Accordingly, the contents of PEA No. 79, consisting of Part A (the Pacific Select Fund prospectus), Part B (the Pacific Select Fund Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 80 is intended to become effective on April 28, 2010.

SIGNATURES
Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 80 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 9th day of April, 2010.

PACIFIC SELECT FUND
By:	/s/ Robin S. Yonis
Robin S. Yonis
Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 80 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board	April 9, 2010
James T. Morris*	and Trustee

	Chief Executive Officer	April 9, 2010
Mary Ann Brown*

	President	April 9, 2010
Mark W. Holmlund*

	Vice President and Treasurer	April 9, 2010
Brian D. Klemens*	(Principal Financial and Accounting Officer)

	Trustee	April 9, 2010
Gale K. Caruso*

	Trustee	April 9, 2010
Lucie H. Moore*

	Trustee	April 9, 2010
G. Thomas Willis*

	Trustee	April 9, 2010
Frederick L. Blackmon*

	Trustee	April 9, 2010
Nooruddin S. Veerjee*

/s/ ROBIN S. YONIS		April 9, 2010
* Robin S. Yonis,
as attorney-in-fact pursuant to power of attorney filed herewith.

Pacific Select Fund
Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Douglas P. Dick, Anthony Zacharski, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of the Fund hereby execute this Power of Attorney effective the 12th day of January, 2010.

NAME	TITLE

/s/ James T. Morris James T. Morris	Chairman and Trustee

/s/ Mary Ann Brown	Chief Executive Officer
Mary Ann Brown

/s/ Mark W. Holmlund	President
Mark W. Holmlund

/s/ Brian D. Klemens	Vice President and Treasurer
Brian D. Klemens

/s/ Frederick Blackman	Trustee
Frederick L. Blackmon

/s/ Lucie H. Moore	Trustee
Lucie H. Moore

/s/ G. Thomas Willis	Trustee
G. Thomas Willis

/s/ Nooruddin S. Veerjee	Trustee
Nooruddin S. Veerjee

/s/ Gale K. Caruso	Trustee
Gale K. Caruso